Profit Before Income Tax Expense - Summary of Profit Before Income Tax Expense (Parenthetical) (Detail) - CNY (¥) ¥ in Millions		3 Months Ended	12 Months Ended
	Nov. 24, 2015	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Other(expenses)/ income, net			¥ (745)	¥ 21,620	¥ 27,110
Amount reclassified to profit or loss			36,793	29,372	42,089
Auditors' remuneration, fees paid by subsidiaries			¥ 53	¥ 53	53
Trans-Asia Gas Pipeline Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Equity interest sold			50.00%	50.00%
Amount reclassified to profit or loss			¥ 5,846	¥ 88
Trans-Asia Gas Pipeline Co., Ltd. [member] | CNPC Exploration and Development Company Limited [member]
Disclosure of transactions between related parties [Line Items]
Equity interest sold	50.00%	50.00%
Other(expenses)/ income, net		¥ 24,534
Total consideration received	¥ 14,671	14,671
Fair value of the equity investment		14,527
Net asset value of former subsidiary		4,034
Amount reclassified to profit or loss		¥ 630
Subsidiaries [member]
Disclosure of transactions between related parties [Line Items]
Auditors' remuneration, fees paid by subsidiaries			52	66	36
Auditors' remuneration, fees paid by subsidiaries - audit fees			40	50	29
Auditors' remuneration, fees paid by subsidiaries - audit-related fees			8	8	6
Auditors' remuneration, fees paid by subsidiaries - tax fees			3	7	0
Auditors' remuneration, fees paid by subsidiaries - other service fees			¥ 1	¥ 1	¥ 1